Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

January 30, 2019 Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549 Attention: Sally Samuels	Lisa Goldstein Attorney at Law d +1.212.969.3381 f 212.969.2900 lgoldstein@proskauer.com www.proskauer.com

Re:	Advantage Funds, Inc. (Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of Dreyfus Global Multi-Asset Income Fund (the "Fund"), a series of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 156 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to change the Fund's name, investment objective, investment strategy and share class structure on or about April 1, 2019 (the "Effective Date").

The Fund will change its name to BNY Mellon Sustainable Balanced Fund. The Fund's new investment objective will be to seek long-term capital appreciation. Pursuant to the investment strategy change, the Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of issuers that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues and in debt securities included in the Bloomberg Barclays MSCI U.S. Aggregate ESG Pure Index. The Fund's investments will be allocated among equity and equity-related securities and debt and debt-related securities. The composition of the Fund's investment portfolio will vary over time, based on the allocation to the various asset classes and the performance of such asset classes in which the Fund invests. Under normal market conditions, generally 60% of the Fund's net assets will be allocated to equity and equity-related investments and 40% of the Fund's net assets will be allocated to debt and debt-related securities.

The Fund will continue to use a manager of managers approach, which permits the Fund's investment adviser, The Dreyfus Corporation ("Dreyfus"), subject to certain conditions and approval by the Fund's board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined in the Investment Company Act of 1940, as amended) of Dreyfus' ultimate parent company, BNY Mellon Corporation ("BNY Mellon"), without obtaining shareholder approval. The Fund's current sub-adviser, Newton Investment Management (North America) Limited, an affiliate of Dreyfus, will actively manage the Fund's assets allocated to equity and equity-related investments. Dreyfus intends to engage Mellon Investments Corporation ("Mellon"), a wholly-owned subsidiary of BNY Mellon, as an additional sub-adviser to manage the Fund's assets allocated to debt and debt-related investments using an indexed approach.

The disclosure in the Amendment that relates to Newton's investment approach with respect to the portion of the Fund's assets allocated to equity and equity-related investments mirrors the disclosure in the prospectuses for The Dreyfus Sustainable U.S. Equity Fund, Inc. and The Dreyfus Sustainable U.S. Equity Portfolio, Inc., two funds in the Dreyfus Family of Funds that are also sub-advised by Newton. The staff of the Securities and Exchange Commission reviewed this disclosure in February 2017.

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January 30, 2019

As of the Effective Date, the Fund's Class Y shares and Class A shares will be renamed Class K shares and Service Class shares, respectively, the sales load for Class A shares will be eliminated and the eligibility requirements for both share classes will change. Class K shares will generally only be offered to state-sponsored and/or state-administered retirement savings plans, or certain recordkeepers of such plans, that make an initial investment in Class K shares of the Fund of at least $10 million or have, in the opinion of Dreyfus, adequate intent and availability of assets to reach a future level of investment of $10 million or more in Class K shares of the Fund. Service Class shares generally will not available for new accounts and generally will be offered only to holders of Class K shares who terminate their relationship with a state-sponsored or state-administered retirement savings plan. The Fund's current Class C and Class I shares will not be offered.

All of the Fund's shares are held by MBC Investments Corporation, an affiliate of BNY Mellon, in connection with its seed capital investment, and the Fund temporarily ceased the public offering of its shares on January 25, 2019. BNY Mellon waived notice of the change to the Fund's investment objective and will approve the retention of Mellon.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.

Please telephone the undersigned at 212.969.3381 if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc:	David Stephens